Share-based compensation - Summary of compensation costs recognized (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Compensation costs
Compensation cost recognized	$ 6,249,000	$ 5,413,000	$ 19,679,000
Cost of revenues
Compensation costs
Compensation cost recognized	5,000	35,000	347,000
Research and development
Compensation costs
Compensation cost recognized	92,000	661,000	6,587,000
Sales and marketing expenses
Compensation costs
Compensation cost recognized	2,707,000	655,000	4,811,000
General and administrative expenses
Compensation costs
Compensation cost recognized	$ 3,445,000	$ 4,062,000	$ 7,934,000